Shareholder Report, Holdings (Details)	Apr. 30, 2025
Columbia California Intermediate Municipal Bond Fund - Class A | Southern California Public Power Authority 04/01/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Class A | Los Angeles Department of Water & Power 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Class A | California State Public Works Board 08/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia California Intermediate Municipal Bond Fund - Class A | Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia California Intermediate Municipal Bond Fund - Class A | State of California 08/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Class A | California State University 11/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Class A | Los Angeles Unified School District 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Class A | Golden State Tobacco Securitization Corp. 06/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Class A | Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Class A | Southern California Public Power Authority 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Class A | A A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Columbia California Intermediate Municipal Bond Fund - Class A | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Columbia California Intermediate Municipal Bond Fund - Class A | B B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia California Intermediate Municipal Bond Fund - Class A | B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia California Intermediate Municipal Bond Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia California Intermediate Municipal Bond Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia California Intermediate Municipal Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Southern California Public Power Authority 04/01/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Los Angeles Department of Water & Power 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | California State Public Works Board 08/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | State of California 08/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | California State University 11/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Los Angeles Unified School District 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Golden State Tobacco Securitization Corp. 06/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Southern California Public Power Authority 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | A A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | B B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia California Intermediate Municipal Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Southern California Public Power Authority 04/01/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Los Angeles Department of Water & Power 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | California State Public Works Board 08/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | State of California 08/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | California State University 11/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Los Angeles Unified School District 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Golden State Tobacco Securitization Corp. 06/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Southern California Public Power Authority 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | A A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | B B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Southern California Public Power Authority 04/01/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Los Angeles Department of Water & Power 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | California State Public Works Board 08/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | State of California 08/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | California State University 11/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Los Angeles Unified School District 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Golden State Tobacco Securitization Corp. 06/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Southern California Public Power Authority 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | A A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | B B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia California Intermediate Municipal Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia California Intermediate Municipal Bond Fund - Class S | Southern California Public Power Authority 04/01/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Class S | Los Angeles Department of Water & Power 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia California Intermediate Municipal Bond Fund - Class S | California State Public Works Board 08/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia California Intermediate Municipal Bond Fund - Class S | Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia California Intermediate Municipal Bond Fund - Class S | State of California 08/01/2044 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Class S | California State University 11/01/2042 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia California Intermediate Municipal Bond Fund - Class S | Los Angeles Unified School District 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Class S | Golden State Tobacco Securitization Corp. 06/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia California Intermediate Municipal Bond Fund - Class S | Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Class S | Southern California Public Power Authority 07/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia California Intermediate Municipal Bond Fund - Class S | A A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Columbia California Intermediate Municipal Bond Fund - Class S | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Columbia California Intermediate Municipal Bond Fund - Class S | B B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia California Intermediate Municipal Bond Fund - Class S | B B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia California Intermediate Municipal Bond Fund - Class S | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia California Intermediate Municipal Bond Fund - Class S | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia California Intermediate Municipal Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%